Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 124,607	$ 105,746
Accumulated depreciation	54,241	51,170
Property, plant and equipment	70,366	54,576
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	4,947	4,471
Accumulated depreciation	1,412	1,127
Property, plant and equipment	3,535	3,344
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	7,742	8,682
Accumulated depreciation	7,438	6,970
Property, plant and equipment	304	1,712
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	5,844	6,004
Accumulated depreciation	4,085	2,544
Property, plant and equipment	1,759	3,460
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	91,995	72,992
Accumulated depreciation	33,543	33,893
Property, plant and equipment	58,452	39,099
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	14,079	13,597
Accumulated depreciation	7,763	6,636
Property, plant and equipment	$ 6,316	$ 6,961